General information - Change in Presentation (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues		$ 277	$ 321	$ 598	$ 623
Selling, general and administrative expenses		(17)	(24)	(37)	(47)
Reimbursable revenues/ expenses
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues		10	10	19	19
Expenses		(10)	(9)	(17)	(18)
Management contracts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues	[1]	73	58	178	95
Expenses		(104)	(49)	(208)	(82)
Other revenues
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues	[1]	5	0	9	1
Vessel and rig operating expenses
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Expenses	[1]	$ (152)	(173)	$ (304)	(364)
As previously reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Selling, general and administrative expenses			(30)		(61)
As previously reported | Reimbursable revenues/ expenses
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues			44		70
Expenses			(43)		(69)
As previously reported | Management contracts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues			0		0
Expenses			0		0
As previously reported | Other revenues
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues			24		45
As previously reported | Vessel and rig operating expenses
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Expenses			(182)		(381)
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Selling, general and administrative expenses			6		14
Adjustment | Reimbursable revenues/ expenses
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues			(34)		(51)
Expenses			34		51
Adjustment | Management contracts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues			58		95
Expenses			(49)		(82)
Adjustment | Other revenues
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues			(24)		(44)
Adjustment | Vessel and rig operating expenses
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Expenses			$ 9		$ 17

[1]	Includes transactions with related parties. Refer to Note 26 – Related party transactions.